Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Prepayments and Other Current Assets
Summary of prepayments and other current assets

The following is a summary of prepayments and other current assets (in thousands):

	December 31,	December 31,
	2018	2019
	RMB	RMB
Guarantee payment made to Blizzard - royalty fees	97,642	356,033
Prepayment for royalties, revenue sharing cost	2,000,327	2,627,048
Interest and other operating income receivable	511,364	524,069
Prepayments of content and marketing cost and other operational expenses	664,523	569,122
Prepayment for sales tax and deductible value added tax	312,852	483,547
Bridge loans in connection with ongoing investments	19,540	21,259
Deposits	107,254	11,882
Employee advances	44,337	79,823
Advance to suppliers	76,009	26,664
Others	91,357	117,975
	3,925,205	4,817,422